FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2017
FAIR VALUE MEASUREMENTS [Abstract]
Schedule Of Present Liabilities Balances Measured At Fair Value On A Recurring Basis
The following table present liabilities balances measured at fair value on a recurring basis as of June 30, 2017:

	Fair value measurements
	Level 1	Level 2	Level 3
Liabilities:
Debentures and Warrants	-	-	$2,357

Total Financial liabilities	-	-	$2,357

Schedule Of Changes In The Company’s Liabilities Measured At Fair Value
The following table summarizes the changes in the Company’s liabilities measured at fair value (Level 3), during the six months period ended June 30, 2017:

Total fair value as of January 1, 2017	$3,675
Issuance of PIPE Debentures	1,292
Conversion of Debentures	(873)
Gain from revaluation of Debentures and Warrants	(1,737)
Total fair value as of June 30, 2017	$2,357